Sep-15-03 12:18pm From- T-955 P.002/002 F-210

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Centnys

NYSE

03027977

1-31798

September 15, 2003

SEP 15 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 17 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Shinhan Financial Group Co., Ltd., American Depositary Shares (Each representing Two shares of Common Stock, par value Won 5,000 per share) and Common Stock, par value Won 5,000 per share (application for the Common Stock, par value Won 5, 000 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 20-F received on September 15, 2003. Tentative listing date – September 16, 2003.

Sincerely,

David Madho